                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):    [   ] is a restatement.
                                         [   ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:    Hygrove Management LLC
Address: 350 Madison Avenue, 21st Floor
         New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian S. Posner
Title:   Managing Member
Phone:   (212) 931-9000

Signature, Place, and Date of Signing:

    /s/  Brian S. Posner        New York, New York    01/22/02
         ____________________   ___________________   _________
              [Signature]          [City, State]       [Date]


Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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    [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      $147,769
                                             [in thousands]
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

































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
                                                      Hygrove Management LLC
                                                              FORM 13F
                                                            December 31, 2001
         COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------  --------------  --------   --------     ----------------- --------  --------     ------------------------
                                                                                              OTHER          VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE        SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED     NONE
-----------------------  --------------  ---------  --------     -------- -------- --------  --------     -----   ------    -----


AES CORPORATION          Common Stock   00130H105     7,031       430,000  SH       Sole      None      430,000      0        0
ALLSTATE CORP            Common Stock   20002101      6,403       190,000  SH       Sole      None      190,000      0        0
AMERICAN EAGLE
  OUTFITTERS             Common Stock   2.55E+109     3,271       125,000  SH       Sole      None      125,000      0        0
AMERICAN STD COS
  INC COM                Common Stock   29712106      5,655        82,880  SH       Sole      None       82,880      0        0
ANADARKO PETE CORP COM   Common Stock   32511107      2,843        50,000  SH       Sole      None       50,000      0        0
AVAYA INC COM            Common Stock   53499109      5,711       470,000  SH       Sole      None      470,000      0        0
CALPINE CORP             Common Stock   131347106     6,296       375,000  SH       Sole      None      375,000      0        0
CSG SYSTEMS INC          Common Stock   126349109     5,542       137,000  SH       Sole      None      137,000      0        0
DOW CHEM CO COM          Common Stock   260543103     2,702        80,000  SH       Sole      None       80,000      0        0
FEDERAL HOME LN MTG
  CP COM                 Common Stock   313400301     7,194       110,000  SH       Sole      None      110,000      0        0
FLEETBOSTON FINANCIAL
  CORP                   Common Stock   339030108     5,475       150,000  SH       Sole      None      150,000      0        0
GARTNER GROUP- CLASS B   Common Stock   366651206     1,232       110,000  SH       Sole      None      110,000      0        0
GARTNER INC CL A         Common Stock   366651107     6,196       530,000  SH       Sole      None      530,000      0        0
GOLDEN WEST FINANCIAL    Common Stock   381317106     6,474       110,000  SH       Sole      None      110,000      0        0
IVAX CORP                Common Stock   465823102     3,222       160,000  SH       Sole      None      160,000      0        0
KEY ENERGY SERVICES INC  Common Stock   492914106     2,392       260,000  SH       Sole      None      260,000      0        0
LEHMAN BROS HLDGS
  INC COM                Common Stock   524908100     3,340        50,000  SH       Sole      None       50,000      0        0
MANOR CARE INC           Common Stock   564055101     5,098       215,000  SH       Sole      None      215,000      0        0
MERCK & CO               Common Stock   589331107     4,410        75,000  SH       Sole      None       75,000      0        0
NEWFIELD EXPL CO COM     Common Stock   651290108     4,279       120,500  SH       Sole      None      120,500      0        0
OIL STS INTL INC COM     Common Stock   678026105     4,180       459,300  SH       Sole      None      459,300      0        0
OLD REPUBLIC INTL INC    Common Stock   680223104     4,762       170,000  SH       Sole      None      170,000      0        0
ORACLE CORP              Common Stock   68389X105     4,695       340,000  SH       Sole      None      340,000      0        0
PITNEY BOWES INC COM     Common Stock   724479100     2,840        75,500  SH       Sole      None       75,500      0        0
PMI GROUP INC COM        Common Stock   69344M101     4,054        60,500  SH       Sole      None       60,500      0        0
SBC COMMUNICATIONS       Common Stock   78387G103     6,267       160,000  SH       Sole      None      160,000      0        0
SOLECTRON                Common Stock   834182107     4,794       425,000  SH       Sole      None      425,000      0        0
SPRINT CORP -FON GROUP   Common Stock   852061100     5,321       265,000  SH       Sole      None      265,000      0        0
SYBASE INC               Common Stock   871130100     4,413       280,000  SH       Sole      None      280,000      0        0
TEXTRON INC              Common Stock   883203101     3,317        80,000  SH       Sole      None       80,000      0        0
TIDEWATER                Common Stock   886423102     2,204        65,000  SH       Sole      None       65,000      0        0
WINN-DIXIE STORES INC    Common Stock   974280109     6,056       425,000  SH       Sole      None      425,000      0        0
IVAX CORP. (JAN 20 PUTS) Options - Put  46582R8MD       100       142,500  SH  PUT  Sole      None      142,500      0        0


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                                        Total:             $147,769 (thousands)



















































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